JPMORGAN TRUST I

270 Park Avenue

New York, NY 10017

July 1, 2015

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Attention: Filing Desk

Re:	JPMorgan Trust I (the “Trust”) on behalf of

the funds (the “Funds”) listed on

Appendix A hereto

File Nos. 811-21295 and 333-103022

Ladies and Gentlemen:

Pursuant to the requirements of the Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the Prospectuses and Statements of Additional Information for the Funds listed on Appendix A do not differ from the Prospectuses and Statements of Additional Information contained in the Post-Effective Amendment No. 389 (Amendment 390 under the Investment Company Act of 1940) filed electronically on June 26, 2015.

If you have any questions, please call the undersigned at (212) 648-0472.

Sincerely,

/s/ Gregory S. Samuels
Gregory S. Samuels
Assistant Secretary

July 1, 2015	JPMorgan Trust I

Appendix A

J.P. Morgan Income Funds
JPMorgan Current Income Fund
JPMorgan Managed Income Fund